Related party transactions and balances (Details Narrative) - USD ($)	Feb. 28, 2022	Aug. 31, 2021	Mar. 09, 2020
IfrsStatementLineItems [Line Items]
Amount due to related parties	$ 33,349	$ 33,349
Business combination agreement [Member]
IfrsStatementLineItems [Line Items]
License fees percent			50.00%